CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($) Segment	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Operating segments [Abstract]
Revenues	$ 1,219,766,287	$ 986,052,768	$ 1,115,696,199
Cost of sales	(575,240,137)	(620,072,661)	(651,289,136)
Administrative expenses	(47,427,682)	(44,522,329)	(39,022,685)
Selling expenses	(77,239,778)	(66,247,822)	(69,193,916)
Other operating results	815,391	(1,652,362)	(518,759)
Reversal of Impairment of PPE	39,625,359	0	0
Operating profit	560,299,440	253,557,594	355,671,703
Depreciation of property, plant and equipment	(129,666,014)	(132,025,049)	(132,728,649)
Identifiable assets	3,394,598,260	3,322,617,568	2,794,531,641
Identifiable liabilities	1,161,086,081	1,459,268,884	982,396,672
Natural Gas Transportation [Member]
Operating segments [Abstract]
Reversal of Impairment of PPE	$ 39,625,359
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | Segment	4
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	$ 441,126,075	215,700,088	275,616,557
Cost of sales	(214,108,970)	(197,658,280)	(199,080,020)
Administrative expenses	(32,462,812)	(31,810,591)	(28,690,508)
Selling expenses	(26,539,048)	(17,217,181)	(20,474,511)
Other operating results	586,815	(1,771,180)	(1,223,026)
Reversal of Impairment of PPE	39,625,359
Operating profit	220,452,742	(26,639,889)	34,047,110
Depreciation of property, plant and equipment	(85,480,973)	(88,314,370)	(97,552,517)
Identifiable assets	1,678,594,812	1,444,330,728	1,521,667,971
Identifiable liabilities	629,426,008	709,021,719	465,485,775
Reportable Segments [Member] | Liquids Production and Commercialization [Member]
Operating segments [Abstract]
Revenues	556,662,454	577,973,122	706,714,914
Cost of sales	(290,377,540)	(352,652,516)	(398,638,883)
Administrative expenses	(8,472,119)	(6,979,268)	(5,623,469)
Selling expenses	(33,905,257)	(31,410,441)	(38,911,133)
Other operating results	(752,088)	(168,743)	257,283
Reversal of Impairment of PPE	0
Operating profit	223,155,450	186,762,154	263,798,712
Depreciation of property, plant and equipment	(10,098,147)	(9,805,661)	(8,873,439)
Identifiable assets	513,073,552	725,696,633	540,912,935
Identifiable liabilities	65,330,564	51,099,211	53,855,153
Reportable Segments [Member] | Midstream [Member]
Operating segments [Abstract]
Revenues	215,735,400	186,437,633	127,129,881
Cost of sales	(78,098,713)	(71,002,883)	(57,014,540)
Administrative expenses	(6,065,736)	(5,383,104)	(4,253,540)
Selling expenses	(15,936,033)	(16,731,790)	(9,065,317)
Other operating results	980,678	287,561	446,984
Reversal of Impairment of PPE	0
Operating profit	116,615,596	93,607,417	57,243,468
Depreciation of property, plant and equipment	(34,086,894)	(33,905,018)	(26,302,693)
Identifiable assets	1,167,522,068	1,094,667,183	697,580,135
Identifiable liabilities	463,516,589	651,222,230	432,437,294
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	6,242,358	5,941,925	6,234,847
Cost of sales	(4,880,237)	(4,876,237)	(4,454,311)
Administrative expenses	(427,015)	(349,366)	(455,168)
Selling expenses	(859,440)	(888,410)	(742,955)
Other operating results	(14)	0	0
Reversal of Impairment of PPE	0
Operating profit	75,652	(172,088)	582,413
Depreciation of property, plant and equipment	0	0	0
Identifiable assets	35,407,828	57,923,024	34,370,600
Identifiable liabilities	2,812,920	47,925,724	30,618,450
Eliminations [Member]
Operating segments [Abstract]
Revenues	(12,225,323)	(6,117,255)	(7,898,618)
Cost of sales	12,225,323	6,117,255	7,898,618
Administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results	0	0	0
Reversal of Impairment of PPE	0
Operating profit	0	0	0
Depreciation of property, plant and equipment	0	0	0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	12,225,323	6,117,255	7,898,618
Eliminations [Member] | Liquids Production and Commercialization [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Midstream [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	$ 0	$ 0	$ 0